Other income, gains or loss - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income, gains or loss - net
Net foreign exchange gain/ (loss)	¥ (11,171)	¥ (312,843)	¥ 77,143
Government grants and tax rebates (Note a)	41,454	58,013	51,080
Net gain on financial assets at fair value through profit or loss	20,007	30,687	45,644
Loss on disposal of property and equipment and intangible asset	(6,058)	(6,198)	(266)
Remeasurement of redemption liability (Note 28(ii))		37,874
Guarantee gain, net			10,757
Net (loss)/gain on derivatives	30,592	262,769	(169,545)
Others	(2,969)	516	(892)
Other income, gains or loss-net	¥ 71,855	¥ 70,818	¥ 13,921